SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 10) (Land use rights, Maximum)	12 Months Ended
Dec. 31, 2012
Land use rights | Maximum
LAND USE RIGHTS
Maximum useful life of land use rights	50 years